Events After the Balance Sheet	12 Months Ended
Dec. 31, 2019
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET
36.	EVENTS AFTER THE BALANCE SHEET

The outbreak of novel coronavirus (Covid-19) in Mainland China in early 2020 has certain impact on the Company's business operations and even the overall economy. In the opinion of the directors, the industry and the financial performance of the Company will inevitably be affected in the first half of 2020 and probably afterwards, and it is not practicable to provide a quantitative estimate of the potential impact of this outbreak on the Company's financial statements by the date of the report.